[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
June 30, 2002

Merrill Lynch
S&P 500
Index Fund
Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                      Merrill Lynch S&P 500 Index Fund

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Stephen M. Benham, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

DEAR SHAREHOLDER

For the six months ended June 30, 2002, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of -13.46% and -13.49%, respectively. This return closely matched that of the Fund's benchmark, the unmanaged Standard & Poor's (S&P) 500 Index, which returned -13.16% for the same period.

The modest gain recorded by the S&P 500 Index during the year's first quarter was not sustained in the second quarter. Nevertheless, the recent trend of value stocks outperforming growth stocks continued throughout the first six months of the year, even though both styles recorded negative results during that time. For example, the unmanaged Russell 1000 Value Index returned -4.78%, while the unmanaged Russell 1000 Growth Index returned -20.78%. Investors generally preferred value to growth during the past six months because of ongoing disappointments about prospects for companies' future earnings growth. Moreover, industry overcapacity and dwindling capital expenditures continued to put a damper on growth companies' recovery.

The technology sector's negative first-quarter performance continued throughout the second quarter. The sector posted a loss of 24.99% -- the worst year-to-date loss of any component of the S&P 500 Index. In fact, seven out of 12 S&P 500 Index sectors experienced a loss for the first six months of 2002. The largest gain was posted by the materials and processing sector, which had a return of +8.29%. The producer durables sector managed to post a return of +3.30% for the first six months of the year, down from its large first-quarter gain.

Investment Environment

Although the first quarter of 2002 was rather uneventful, the second quarter was not. The markets were on edge but restrained during the year's first three months, as the United States continued its war against terrorism and encountered mixed signals of economic recovery. Markets turned highly volatile during the second quarter, however, with the volatility due mainly to high profile corporate bankruptcies, increased concerns about accounting standards, and heightened geopolitical risks. All of these factors contributed to sharp declines in the major market indexes, which by the end of June approached lows not seen since the days following September 11, 2001. With the markets highly unstable, the Federal Reserve Board decided to keep interest rates unchanged throughout the six-month period.

As we mark the halfway point of 2002, the market seems as jittery as ever, with major indexes at or near their 52-week lows. With investor confidence shaken almost daily by new revelations, it is hard to determine if we are close to reaching a market bottom. Recent data confirm that the economy is continuing to expand. However, several of the factors that have driven the bulk of this growth -- including the swing in inventory investment and the growth in final demand -- appear to have moderated, and the degree of future strengthening remains uncertain. The economy's future direction will depend on many different factors. With terrorism gripping the Middle East and threatening the entire world, along with investors' ongoing fears about accounting practices, we expect the market to continue to be choppy and rotational as these factors battle an improving economy for investors' attention. Nevertheless, we think that the Federal Reserve Board's focus on continued productivity growth, price stability and sustainable global economic expansion is reason for a favorable outlook.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee

July 31, 2002

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

     None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income avail able to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                     6-Month           12-Month         Since Inception
As of June 30, 2002                               Total Return       Total Return        Total Return
=======================================================================================================
ML S&P 500 Index Fund Class A Shares*                -13.46%            -18.41%             +39.05%
-------------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*                -13.49             -18.55              +37.32
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                        -13.16             -17.99              +32.67
-------------------------------------------------------------------------------------------------------

 * Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.

** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/30/97.

Average Annual Total Return
================================================================================
Class A Shares                                                         % Return
================================================================================
One Year Ended 6/30/02                                                  -18.41%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                + 3.27
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/02                                     + 6.49
--------------------------------------------------------------------------------

================================================================================
Class D Shares                                                         % Return
================================================================================
One Year Ended 6/30/02                                                  -18.55%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                + 3.01
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/02                                     + 6.23
--------------------------------------------------------------------------------


                                     2 & 3

                              Merrill Lynch S&P 500 Index Fund, June 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND                 As of June 30, 2002
===================================================================================================================================
Assets:                    Investment in Master S&P 500 Index Series, at value
                           (identified cost--$1,891,999,908)  ................................                      $ 1,746,069,105
                           Prepaid registration fees and expenses ............................                               45,191
                                                                                                                    ---------------
                           Total assets ......................................................                        1,746,114,296
                                                                                                                    ---------------
===================================================================================================================================
Liabilities:               Payables:
                             Administrative fees .............................................   $       339,817
                             Distributor .....................................................           138,051            477,868
                                                                                                 ---------------
                           Accrued expenses and other liabilities ............................                              560,801
                                                                                                                    ---------------
                           Total liabilities .................................................                            1,038,669
                                                                                                                    ---------------
===================================================================================================================================
Net Assets:                Net assets ........................................................                      $ 1,745,075,627
                                                                                                                    ===============
===================================================================================================================================
Net Assets                 Class A Shares of Common Stock, $.0001 par value,
Consist of:                125,000,000 shares authorized .....................................                      $         8,645
                           Class D Shares of Common Stock, $.0001 par value,
                           125,000,000 shares authorized .....................................                                5,697
                           Paid-in capital in excess of par ..................................                        2,002,029,067
                           Undistributed investment income--net ..............................   $     9,682,450
                           Accumulated realized capital losses on investments and foreign
                           currency transactions from the Series--net ........................      (120,719,429)
                           Unrealized depreciation on investments from the Series--net .......      (145,930,803)
                                                                                                 ---------------
                           Total accumulated losses--net .....................................                         (256,967,782)
                                                                                                                    ---------------
                           Net assets ........................................................                      $ 1,745,075,627
                                                                                                                    ===============
===================================================================================================================================
Net Asset                  Class A--Based on net assets of $1,053,096,870 and 86,448,383
Value:                     shares outstanding ................................................                      $         12.18
                                                                                                                    ===============
                           Class D--Based on net assets of $691,978,757 and 56,971,396 shares
                           outstanding .......................................................                      $         12.15
                                                                                                                    ===============
===================================================================================================================================

                See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND               For the Six Months Ended June 30, 2002
===================================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Dividends (net of $73,209 foreign withholding tax) ................                      $    13,410,918
                           Interest ..........................................................                              492,158
                           Securities lending--net ...........................................                               56,265
                           Expenses ..........................................................                             (360,300)
                                                                                                                    ---------------
                         Net investment income from the Series ...............................                           13,599,041
                                                                                                                    ---------------
===================================================================================================================================
Expenses:                Administration fee ..................................................   $     2,318,578
                         Account maintenance fee--Class D ....................................           941,237
                         Transfer agent fees .................................................           518,829
                         Printing and shareholder reports ....................................            47,236
                         Directors' fees and expenses ........................................            14,883
                         Registration fees ...................................................            13,141
                         Professional fees ...................................................            11,873
                         Other ...............................................................            48,897
                                                                                                 ---------------
                         Total expenses ......................................................                            3,914,674
                                                                                                                    ---------------
                         Investment income--net ..............................................                            9,684,367
                                                                                                                    ---------------
===================================================================================================================================
Realized &               Realized loss from the Series on:
Unrealized Loss            Investments--net ..................................................       (28,761,569)
From the Series--Net:      Foreign currency transactions--net ................................              (168)       (28,761,737)
                                                                                                 ---------------
                         Change in unrealized appreciation/depreciation on
                         investments and foreign currency transactions from the Series--net ..                         (253,541,896)
                                                                                                                    ---------------
                         Total realized and unrealized loss on investments and
                         foreign currency transactions from the Series--net ..................                         (282,303,633)
                                                                                                                    ---------------
                         Net Decrease in Net Assets Resulting from Operations ................                      $  (272,619,266)
                                                                                                                    ===============
===================================================================================================================================

                See Notes to Financial Statements.


                                     4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six         For the
MERRILL LYNCH                                                                                 Months Ended        Year Ended
S&P 500                                                                                         June 30,         December 31,
INDEX FUND          Increase (Decrease) in Net Assets:                                            2002               2001
===============================================================================================================================
Operations:         Investment income--net ...............................................   $     9,684,367    $    15,727,609
                    Realized loss on investments from the Series--net ....................       (28,761,737)       (28,456,912)
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions from the Series--net ...............      (253,541,896)      (207,600,105)
                                                                                             ---------------    ---------------
                    Net decrease in net assets resulting from operations .................      (272,619,266)      (220,329,408)
                                                                                             ---------------    ---------------
===============================================================================================================================
Dividends to        Investment income--net:
Shareholders:         Class A ............................................................          (434,716)        (9,962,496)
                      Class D ............................................................          (287,266)        (5,037,507)
                                                                                             ---------------    ---------------
                    Net decrease in net assets resulting from dividends to shareholders ..          (721,982)       (15,000,003)
                                                                                             ---------------    ---------------
===============================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions ...       136,834,627        403,132,668
Transactions:                                                                                ---------------    ---------------
===============================================================================================================================
Net Assets:         Total increase (decrease) in net assets ..............................      (136,506,621)       167,803,257
                    Beginning of period ..................................................     1,881,582,248      1,713,778,991
                                                                                             ---------------    ---------------
                    End of period* .......................................................   $ 1,745,075,627    $ 1,881,582,248
                                                                                             ===============    ===============
===============================================================================================================================
                  * Undistributed investment income--net .................................   $     9,682,450    $       720,065
                                                                                             ===============    ===============
===============================================================================================================================

                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                              Class A
                   The following per share data and ratios          ---------------------------------------------------------------
                   have been derived from information provided      For the Six                    For the Year Ended
MERRILL LYNCH      in the financial statements.                     Months Ended                       December 31,
S&P 500                                                               June 30,      -----------------------------------------------
INDEX FUND         Increase (Decrease) in Net Asset Value:             2002            2001         2000         1999        1998
===================================================================================================================================
Per Share          Net asset value, beginning of period ..........  $    14.08      $    16.18    $   18.02    $  15.30    $  12.55
Operating                                                           ----------      ----------    ---------    --------    --------
Performance:       Investment income--net ........................         .08+            .13          .13         .18         .18
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ..............       (1.97)          (2.10)       (1.82)       2.92        3.33
                                                                    ----------      ----------    ---------    --------    --------
                   Total from investment operations ..............       (1.89)          (1.97)       (1.69)       3.10        3.51
                                                                    ----------      ----------    ---------    --------    --------
                   Less dividends and distributions from:
                     Investment income--net ......................        (.01)           (.13)        (.14)       (.17)       (.16)
                     In excess of investment income--net .........          --              --           --++        --          --
                     Realized gain on investments from the
                     Series--net .................................          --              --           --          --        (.60)
                     In excess of realized gain on investments
                     from the Series--net ........................          --              --         (.01)       (.21)         --
                                                                    ----------      ----------    ---------    --------    --------
                   Total dividends and distributions .............        (.01)           (.13)        (.15)       (.38)       (.76)
                                                                    ----------      ----------    ---------    --------    --------
                   Net asset value, end of period ................  $    12.18      $    14.08    $   16.18    $  18.02    $  15.30
                                                                    ==========      ==========    =========    ========    ========
===================================================================================================================================
Total Investment   Based on net asset value per share ............     (13.46%)++      (12.19%)      (9.43%)     20.45%      28.24%
Return:                                                             ==========      ==========    =========    ========    ========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .............        .35%*           .37%         .38%        .38%        .39%
Net Assets:                                                         ==========      ==========    =========    ========    ========
                   Expenses+++ ...................................        .35%*           .38%         .40%        .38%        .40%
                                                                    ==========      ==========    =========    ========    ========
                   Investment income--net ........................       1.12%*           .97%         .85%       1.03%       1.27%
                                                                    ==========      ==========    =========    ========    ========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......  $1,053,097      $1,108,832    $ 896,356    $848,591    $682,669
Data:                                                               ==========      ==========    =========    ========    ========
===================================================================================================================================


                                                                                              Class D
                   The following per share data and ratios          ---------------------------------------------------------------
                   have been derived from information provided      For the Six                    For the Year Ended
                   in the financial statements.                     Months Ended                       December 31,
                                                                      June 30,      -----------------------------------------------
                   Increase (Decrease) in Net Asset Value:             2002            2001         2000         1999        1998
===================================================================================================================================
Per Share          Net asset value, beginning of period ..........  $    14.05      $    16.16    $   18.00    $  15.28    $  12.54
Operating                                                           ----------      ----------    ---------    --------    --------
Performance:       Investment income--net ........................         .06+            .10          .04         .13         .11
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ..............       (1.95)          (2.12)       (1.77)       2.94        3.37
                                                                    ----------      ----------    ---------    --------    --------
                   Total from investment operations ..............       (1.89)          (2.02)       (1.73)       3.07        3.48
                                                                    ----------      ----------    ---------    --------    --------
                   Less dividends and distributions from:
                     Investment income--net ......................        (.01)           (.09)        (.10)       (.14)       (.14)
                     In excess of investment income--net .........          --              --           --++        --          --
                     Realized gain on investments from the
                     Series--net .................................          --              --           --          --        (.60)
                     In excess of realized gain on investments
                     from the Series--net ........................          --              --         (.01)       (.21)         --
                                                                    ----------      ----------    ---------    --------    --------
                   Total dividends and distributions .............        (.01)           (.09)        (.11)       (.35)       (.74)
                                                                    ----------      ----------    ---------    --------    --------
                   Net asset value, end of period ................  $    12.15      $    14.05    $   16.16    $  18.00    $  15.28
                                                                    ==========      ==========    =========    ========    ========
===================================================================================================================================
Total Investment   Based on net asset value per share ............     (13.49%)++      (12.49%)      (9.62%)     20.16%      27.95%
Return:                                                             ==========      ==========    =========    ========    ========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ .............        .60%*           .62%         .63%        .63%        .64%
Net Assets:                                                         ==========      ==========    =========    ========    ========
                   Expenses+++ ...................................        .60%*           .63%         .65%        .63%        .65%
                                                                    ==========      ==========    =========    ========    ========
                   Investment income--net ........................        .87%*           .71%         .60%        .77%       1.00%
                                                                    ==========      ==========    =========    ========    ========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......  $  691,979      $  772,750    $ 817,423    $840,918    $435,256
Data:                                                               ==========      ==========    =========    ========    ========
===================================================================================================================================

  *  Annualized.

  +  Based on average shares outstanding.

 ++  Amount is less than $.01 per share.

+++  Includes the Fund's share of the Series' allocated expenses.

 ++  Aggregate total investment return.

     See Notes to Financial Statements.


                                     6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH S&P 500 INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2002 was 91.8%. The Fund offers two classes of shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to their account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the six months ended June 30, 2002 were $200,779,970 and $68,643,408, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $136,834,627 and $403,132,668 for the six months ended June 30, 2002 and the year ended December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                    Dollar
Ended June 30, 2002                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        23,469,023      $ 322,097,672
Shares issued to shareholders
in reinvestment of dividends .............            29,888            423,807
                                               -------------      -------------
Total issued .............................        23,498,911        322,521,479
Shares redeemed ..........................       (15,827,148)      (214,296,278)
                                               -------------      -------------
Net increase .............................         7,671,763      $ 108,225,201
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 2001                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        47,072,962      $ 682,826,571
Shares issued to shareholders
in reinvestment of dividends .............           690,457          9,673,307
                                               -------------      -------------
Total issued .............................        47,763,419        692,499,878
Shares redeemed ..........................       (24,375,581)      (355,006,286)
                                               -------------      -------------
Net increase .............................        23,387,838      $ 337,493,592
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended June 30, 2002                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         9,588,667      $ 129,879,890
Shares issued to shareholders
in reinvestment of dividends .............            18,005            254,773
                                               -------------      -------------
Total issued .............................         9,606,672        130,134,663
Shares redeemed ..........................        (7,627,946)      (101,525,237)
                                               -------------      -------------
Net increase .............................         1,978,726      $  28,609,426
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 2001                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        19,309,208      $ 281,881,579
Shares issued to shareholders
in reinvestment of dividends .............           316,365          4,422,789
                                               -------------      -------------
Total issued .............................        19,625,573        286,304,368
Shares redeemed ..........................       (15,225,662)      (220,665,292)
                                               -------------      -------------
Net increase .............................         4,399,911      $  65,639,076
                                               =============      =============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

On December 31, 2001, the Fund had a net capital loss carryforward of $19,545,426, of which $4,944,930 expires in 2008 and $14,600,496 expires in
2009. This amount will be available to offset like amounts of any future taxable gains.


                                     8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

  Master S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks

  3M Co. .........................................         80,794    $ 9,937,662
  ACE Limited ....................................         57,710      1,823,636
+ ADC Telecommunications, Inc. ...................        152,555        349,351
+ The AES Corporation ............................        109,860        595,441
  AFLAC Incorporated .............................        102,599      3,283,168
  ALLTEL Corporation .............................         60,037      2,821,739
+ AMR Corporation ................................         31,905        537,918
+ AOL Time Warner Inc. ...........................        911,984     13,415,285
  AT&T Corp. .....................................        770,461      8,243,933
+ AT&T Wireless Services Inc. ....................        543,247      3,177,995
  Abbott Laboratories ............................        320,817     12,078,760
  Adobe Systems Incorporated .....................         52,225      1,488,412
  Adolph Coors Company (Class B) .................         10,483        653,091
+ Advanced Micro Devices, Inc. ...................         70,047        680,857
  Aetna Inc. (New Shares) ........................         30,092      1,443,513
+ Agere Systems Inc. (Class B) ...................              1              1
+ Agilent Technologies, Inc. .....................         95,610      2,261,176
  Air Products and Chemicals, Inc. ...............         46,947      2,369,415
  Alberto-Culver Company (Class B) ...............         10,028        479,338
  Albertson's, Inc. ..............................         84,366      2,569,788
  Alcan Aluminium Ltd. ...........................         60,848      2,283,017
  Alcoa Inc. .....................................        174,645      5,789,482
  Allegheny Energy, Inc. .........................         31,520        811,640
  Allegheny Technologies Incorporated ............         14,228        224,802
  Allergan Inc. ..................................         29,364      1,960,047
+ Allied Waste Industries, Inc. ..................         40,578        389,549
  The Allstate Corporation .......................        146,944      5,433,989
+ Altera Corporation .............................         85,790      1,166,744
  Ambac Financial Group, Inc. ....................         21,766      1,462,675
  Amerada Hess Corporation .......................         20,467      1,688,527
  Ameren Corporation .............................         28,381      1,220,667
  American Electric Power Company, Inc. ..........         69,020      2,762,180
  American Express Company .......................        276,484     10,041,899
  American Greetings Corporation (Class A) .......         13,116        218,513
  American International Group, Inc. .............        538,207     36,721,864
+ American Power Conversion Corporation ..........         36,644        462,814
+ American Standard Companies, Inc. ..............         13,900      1,043,890
  AmerisourceBergen Corporation ..................         21,443      1,629,668
+ Amgen Inc. .....................................        215,997      9,045,954
  AmSouth Bancorporation .........................         75,103      1,680,805
  Anadarko Petroleum Corporation .................         49,061      2,418,707
+ Analog Devices, Inc. ...........................         73,016      2,168,575
+ Andrew Corporation .............................         20,239        290,025
  Anheuser-Busch Companies, Inc. .................        182,285      9,114,250
  Aon Corporation ................................         49,485      1,458,818
  Apache Corporation .............................         30,692      1,764,176
+ Apollo Group, Inc. (Class A) ...................         39,500      1,556,695
+ Apple Computer, Inc. ...........................         78,617      1,393,093
  Applera Corporation -- Applied Biosystems Group          40,455        788,468
+ Applied Materials, Inc. ........................        337,976      6,428,304
+ Applied Micro Circuits Corporation .............         61,667        291,685
  Archer-Daniels-Midland Company .................        134,934      1,725,806
  Ashland Inc. ...................................         13,158        532,899
  Autodesk, Inc. .................................         30,564        404,973
  Automatic Data Processing, Inc. ................        127,880      5,569,174
+ AutoZone, Inc. .................................         22,777      1,760,662
+ Avaya Inc. .....................................         55,782        276,121
  Avery Dennison Corporation .....................         22,658      1,421,789
  Avon Products, Inc. ............................         48,680      2,543,043
  The B.F. Goodrich Company ......................         20,987        573,365
  BB&T Corporation ...............................         89,600      3,458,560
+ BJ Services Company ............................         37,100      1,256,948
+ BMC Software, Inc. .............................         46,520        772,232
  Baker Hughes Incorporated ......................         64,944      2,161,986
  Ball Corporation ...............................         11,280        467,894
  Bank of America Corporation ....................        324,313     22,818,663
  The Bank of New York Company, Inc. .............        154,195      5,204,081
  Bank One Corporation ...........................        240,689      9,261,713
  Barrick Gold Corporation .......................        116,077      2,204,302
  Bausch & Lomb Incorporated .....................         14,987        507,310
  Baxter International Inc. ......................        123,227      5,477,440
  The Bear Stearns Companies Inc. ................         22,611      1,383,793
  Becton, Dickinson and Company ..................         51,895      1,787,783
+ Bed Bath & Beyond Inc. .........................         62,024      2,340,786
  BellSouth Corporation ..........................        387,134     12,194,721
  Bemis Company, Inc. ............................          9,868        468,730
+ Best Buy Co., Inc. .............................         65,446      2,375,690
  Big Lots, Inc. .................................         23,595        464,350
+ Biogen, Inc. ...................................         33,466      1,386,496
  Biomet, Inc. ...................................         58,235      1,579,333
  The Black & Decker Corporation .................         19,642        946,744
  The Boeing Company .............................        172,620      7,767,900
  Boise Cascade Corporation ......................         11,024        380,659
+ Boston Scientific Corporation ..................         83,082      2,435,964
  Bristol-Myers Squibb Company ...................        398,561     10,243,018
+ Broadcom Corporation (Class A) .................         50,581        887,191
  Brown-Forman Corporation (Class B) .............         14,044        969,036
  Brunswick Corporation ..........................         17,764        497,392
  Burlington Northern Santa Fe Corp. .............         79,194      2,375,820
  Burlington Resources Inc. ......................         41,418      1,573,884
  C.R. Bard, Inc. ................................         10,509        594,599
+ CIENA Corporation ..............................         92,895        389,230
  CIGNA Corporation ..............................         30,796      3,000,146
  CMS Energy Corporation .........................         41,914        460,216
  CSX Corporation ................................         42,578      1,492,359
  CVS Corporation ................................         80,218      2,454,671
+ Calpine Corporation ............................         76,560        538,217
  Campbell Soup Company ..........................         77,035      2,130,788
  Capital One Financial Corporation ..............         46,267      2,824,600
  Cardinal Health, Inc. ..........................         92,691      5,692,154
  Carnival Corporation ...........................        118,180      3,272,404
  Caterpillar Inc. ...............................         71,144      3,482,499
+ Cendant Corporation ............................        209,125      3,320,905
  Centex Corporation .............................         15,234        880,373
  CenturyTel, Inc. ...............................         25,977        766,321
  The Charles Schwab Corporation .................        268,868      3,011,322
  Charter One Financial, Inc. ....................         43,805      1,506,016
  ChevronTexaco Corporation ......................        219,850     19,456,725
+ Chiron Corporation .............................         42,334      1,494,390
  The Chubb Corporation ..........................         37,753      2,672,912
  Cincinnati Financial Corporation ...............         29,511      1,373,147
  Cinergy Corp. ..................................         31,828      1,145,490
  Cintas Corporation .............................         35,002      1,729,099
  Circuit City Stores-- Circuit City Group .......         43,023        806,681
+ Cisco Systems, Inc. ............................      1,511,771     21,089,205
  Citigroup Inc. .................................      1,064,836     41,262,395
+ Citizens Communications Company ................         50,618        423,166
+ Citrix Systems, Inc. ...........................         38,705        233,778
+ Clear Channel Communications, Inc. .............        120,604      3,861,740
  The Clorox Company .............................         47,998      1,984,717
  The Coca-Cola Company ..........................        512,128     28,679,168
  Coca-Cola Enterprises Inc. .....................         91,687      2,024,449
  Colgate-Palmolive Company ......................        115,781      5,794,839
+ Comcast Corporation (Class A) ..................        194,805      4,564,281
  Comerica Incorporated ..........................         36,691      2,252,827
  Computer Associates International, Inc. ........        119,012      1,891,101
+ Computer Sciences Corporation ..................         35,250      1,684,950
+ Compuware Corporation ..........................         67,949        412,450
+ Comverse Technology, Inc. ......................         48,843        452,286
  ConAgra, Inc. ..................................        102,478      2,833,517
+ Concord EFS, Inc. ..............................        104,939      3,162,861
  Conoco Inc. ....................................        129,014      3,586,589
+ Conseco, Inc. ..................................         59,926        119,852
  Consolidated Edison, Inc. ......................         42,425      1,771,244
  Constellation Energy Group .....................         29,049        852,298
+ Convergys Corporation ..........................         32,314        629,477
  Cooper Industries, Ltd. (Class A) ..............         23,152        909,874
  Cooper Tire & Rubber Company ...................         14,930        306,811
+ Corning Incorporated ...........................        192,875        684,706
+ Costco Wholesale Corporation ...................         97,324      3,758,653
  Countrywide Credit Industries, Inc. ............         28,478      1,374,063
  Crane Co. ......................................         11,288        286,489
  Cummins Engine Company, Inc. ...................         12,609        417,358
  DTE Energy Company .............................         33,538      1,497,136
  Dana Corporation ...............................         26,845        497,438
  Danaher Corporation ............................         30,725      2,038,604
  Darden Restaurants, Inc. .......................         41,707      1,030,163
  Deere & Company ................................         48,998      2,347,004
+ Dell Computer Corporation ......................        537,316     14,045,440
  Delphi Automotive Systems Corporation ..........        110,625      1,460,250
  Delta Air Lines, Inc. ..........................         25,376        507,520
  Deluxe Corporation .............................         13,636        530,304
  Devon Energy Corporation .......................         28,758      1,417,194
  Dillard's, Inc. (Class A) ......................         20,764        545,886
  Dollar General Corporation .....................         61,150      1,163,684
  Dominion Resources, Inc. .......................         56,957      3,770,553
  Dover Corporation ..............................         37,659      1,318,065
  The Dow Chemical Company .......................        185,076      6,362,913
  Dow Jones & Company, Inc. ......................         17,419        843,951
  Duke Energy Corporation ........................        175,219      5,449,311
  Dynegy Inc. (Class A) ..........................         85,471        615,391
  E.I. du Pont de Nemours and Company ............        211,173      9,376,081
+ EMC Corporation ................................        441,154      3,330,713
  EOG Resources, Inc. ............................         22,670        899,999
  Eastman Chemical Company .......................         15,750        738,675
  Eastman Kodak Company ..........................         65,953      1,923,849
  Eaton Corporation ..............................         14,275      1,038,506
  Ecolab Inc. ....................................         25,507      1,179,189


                                    10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (continued)

+ Edison International ...........................         57,899    $   984,283
  El Paso Corporation ............................        120,715      2,487,936
  Electronic Data Systems Corporation ............         99,087      3,681,082
  Eli Lilly and Company ..........................        231,677     13,066,583
  Emerson Electric Co. ...........................         87,248      4,668,640
  Engelhard Corporation ..........................         23,197        656,939
  Entergy Corporation ............................         42,355      1,797,546
  Equifax Inc. ...................................         25,402        685,854
  Equity Office Properties Trust .................         80,064      2,409,926
  Equity Residential Properties Trust ............         55,840      1,605,400
  Exelon Corporation .............................         68,764      3,596,357
  Exxon Mobil Corporation ++ .....................      1,409,912     57,693,599
  FPL Group, Inc. ................................         39,507      2,370,025
  Family Dollar Stores, Inc. .....................         30,664      1,080,906
  Fannie Mae .....................................        207,373     15,293,759
+ Federated Department Stores, Inc. ..............         38,267      1,519,200
  FedEx Corp. ....................................         58,608      3,129,667
  Fifth Third Bancorp ............................        122,744      8,180,888
  First Data Corporation .........................        157,240      5,849,328
  First Tennessee National Corporation ...........         31,400      1,202,620
  FirstEnergy Corp. ..............................         61,316      2,046,728
+ Fiserv, Inc. ...................................         39,792      1,460,764
  FleetBoston Financial Corporation ..............        220,547      7,134,695
  Fluor Corporation ..............................         15,261        594,416
  Ford Motor Company .............................        363,199      5,811,184
+ Forest Laboratories, Inc. ......................         36,782      2,604,166
  Fortune Brands, Inc. ...........................         29,415      1,647,240
  Franklin Resources, Inc. .......................         49,786      2,122,875
  Freddie Mac ....................................        143,303      8,770,144
+ Freeport-McMoRan Copper & Gold, Inc. (Class B) .         36,034        643,207
  Gannett Co., Inc. ..............................         55,279      4,195,676
  The Gap, Inc. ..................................        179,293      2,545,961
+ Gateway Inc. ...................................         57,298        254,403
  General Dynamics Corporation ...................         41,848      4,450,535
  General Electric Company .......................      2,047,781     59,488,038
  General Mills, Inc. ............................         77,560      3,418,845
  General Motors Corporation .....................        114,539      6,122,110
  Genuine Parts Company ..........................         33,914      1,182,581
+ Genzyme Corporation ............................         44,880        863,491
  Georgia-Pacific Group ..........................         47,367      1,164,281
  The Gillette Company ...........................        217,501      7,366,759
  Golden West Financial Corporation ..............         32,947      2,266,163
  The Goodyear Tire & Rubber Company .............         33,593        628,525
  Great Lakes Chemical Corporation ...............         10,035        265,827
+ Guidant Corporation ............................         64,721      1,956,516
  H & R Block, Inc. ..............................         37,685      1,739,163
  H.J. Heinz Company .............................         76,036      3,125,080
  HCA Inc. .......................................        106,106      5,040,035
+ HEALTHSOUTH Corporation ........................         73,725        942,943
  Halliburton Company ............................         95,404      1,520,740
  Harley-Davidson, Inc. ..........................         62,359      3,197,146
+ Harrah's Entertainment, Inc. ...................         23,130      1,025,816
  The Hartford Financial Services Group, Inc. ....         48,525      2,885,782
  Hasbro, Inc. ...................................         35,094        475,875
+ Health Management Associates, Inc. (Class A) ...         49,800      1,003,470
+ Hercules Incorporated ..........................         22,359        259,364
  Hershey Foods Corporation ......................         29,228      1,826,750
  Hewlett-Packard Company ........................        622,017      9,504,420
  Hilton Hotels Corporation ......................         74,931      1,041,541
  The Home Depot, Inc. ...........................        482,986     17,740,076
  Honeywell International Inc. ...................        167,577      5,903,738
  Household International, Inc. ..................         94,294      4,686,412
+ Humana Inc. ....................................         30,104        470,526
  Huntington Bancshares Incorporated .............         47,929        930,781
  IMS Health Incorporated ........................         60,265      1,081,757
  ITT Industries, Inc. ...........................         15,596      1,101,078
  Illinois Tool Works Inc. .......................         62,821      4,290,674
+ Immunex Corporation ............................        107,615      2,404,119
+ Inco Limited ...................................         36,065        816,512
  Ingersoll-Rand Company (Class A) ...............         35,798      1,634,537
  Intel Corporation ..............................      1,389,931     25,394,039
  International Business Machines Corporation ....        354,867     25,550,424
  International Flavors & Fragrances Inc. ........         19,496        633,425
+ International Game Technology ..................         19,530      1,107,351
  International Paper Company ....................         99,762      4,347,628
  The Interpublic Group of Companies, Inc. .......         77,786      1,925,981
+ Intuit Inc. ....................................         42,952      2,135,573
  J.C. Penney Company, Inc. ......................         60,698      1,336,570
  J.P. Morgan Chase & Co. ........................        406,655     13,793,738
+ JDS Uniphase Corporation .......................        276,287        743,212
+ Jabil Circuit, Inc. ............................         37,464        790,865
  Jefferson -- Pilot Corporation .................         29,736      1,397,592
  John Hancock Financial Services, Inc. ..........         61,242      2,155,718
  Johnson & Johnson ..............................        617,777     32,285,026
  Johnson Controls, Inc. .........................         16,110      1,314,737
+ Jones Apparel Group, Inc. ......................         25,860        969,750
  KB HOME ........................................         13,611        701,103
+ KLA-Tencor Corporation .........................         39,337      1,730,435
  Kellogg Company ................................         83,765      3,003,813
  Kerr-McGee Corporation .........................         24,265      1,299,391
  KeyCorp ........................................         79,810      2,178,813
  KeySpan Corporation ............................         26,261        988,727
  Kimberly-Clark Corporation .....................        110,023      6,821,426
  Kinder Morgan, Inc. ............................         26,934      1,024,031
+ King Pharmaceuticals, Inc. .....................         46,355      1,031,399
  Knight Ridder, Inc. ............................         14,151        890,805
+ Kohl's Corporation .............................         69,009      4,836,151
+ The Kroger Co. .................................        164,624      3,276,018
+ LSI Logic Corporation ..........................         68,566        599,952
  Leggett & Platt, Incorporated ..................         40,516        948,074
  Lehman Brothers Holdings, Inc. .................         49,078      3,068,357
+ Lexmark International Group, Inc. (Class A) ....         26,839      1,460,042
  The Limited, Inc. ..............................         99,944      2,128,807
  Lincoln National Corporation ...................         39,019      1,638,798
  Linear Technology Corporation ..................         64,399      2,024,061
  Liz Claiborne, Inc. ............................         19,838        630,848
  Lockheed Martin Corporation ....................         93,370      6,489,215
  Loews Corporation ..............................         38,690      2,077,653
  Louisiana-Pacific Corporation ..................         18,528        196,212
  Lowe's Companies, Inc. .........................        159,640      7,247,656
+ Lucent Technologies Inc. .......................        666,158      1,105,822
  MBIA, Inc. .....................................         27,745      1,568,425
  MBNA Corporation ...............................        175,515      5,804,281
  MGIC Investment Corporation ....................         22,080      1,497,024
+ Manor Care, Inc. ...............................         19,704        453,192
  Marathon Oil Corporation .......................         58,447      1,585,083
  Marriott International, Inc. (Class A) .........         53,927      2,051,922
  Marsh & McLennan Companies, Inc. ...............         57,799      5,583,383
  Marshall & Ilsley Corporation ..................         38,600      1,193,898
  Masco Corporation ..............................         94,579      2,564,037
  Mattel, Inc. ...................................         88,934      1,874,729
+ Maxim Integrated Products, Inc. ................         65,560      2,512,915
  The May Department Stores Company ..............         60,428      1,989,894
  Maytag Corporation .............................         15,803        673,998
+ McDermott International, Inc. ..................         11,755         95,215
  McDonald's Corporation .........................        264,918      7,536,917
  The McGraw-Hill Companies, Inc. ................         39,908      2,382,508
  McKesson HBOC, Inc. ............................         59,284      1,938,587
  MeadWestvaco Corporation .......................         35,372      1,187,084
+ MedImmune, Inc. ................................         51,052      1,347,773
  Medtronic, Inc. ................................        249,540     10,692,789
  Mellon Financial Corporation ...................         91,016      2,860,633
  Merck & Co., Inc. ..............................        468,657     23,732,790
+ Mercury Interactive Corp. ......................         20,927        480,484
  Meredith Corporation ...........................          8,821        338,285
  Merrill Lynch & Co., Inc.@ .....................        169,167      6,851,263
  MetLife, Inc. ..................................        147,642      4,252,090
+ Micron Technology, Inc. ........................        121,768      2,462,149
+ Microsoft Corporation ++ .......................      1,115,612     60,376,921
  Millipore Corporation ..........................          8,655        276,787
+ Mirant Corporation .............................         82,630        603,199
  Molex Incorporated .............................         40,062      1,343,279
  Moody's Corporation ............................         32,140      1,598,965
  Morgan Stanley Dean Witter & Co. ...............        227,098      9,783,382
  Motorola, Inc. .................................        463,069      6,677,455
+ NCR Corporation ................................         20,018        692,623
  NICOR, Inc. ....................................          8,054        368,470
+ NVIDIA Corporation .............................         33,520        575,874
+ Nabors Industries, Ltd. ........................         31,215      1,097,207
  National City Corporation ......................        118,902      3,953,491
+ National Semiconductor Corporation .............         40,386      1,178,060
  Navistar International Corporation .............         12,358        395,456
+ Network Appliance, Inc. ........................         76,821        953,349
  The New York Times Company (Class A) ...........         31,047      1,598,920
  Newell Rubbermaid Inc. .........................         55,054      1,930,193
  Newmont Mining Corporation .....................         86,186      2,269,277
+ Nextel Communications, Inc. (Class A) ..........        188,277        604,369
  Nike, Inc. (Class B) ...........................         55,210      2,962,016
  NiSource Inc. ..................................         36,637        799,786
+ Noble Corporation ..............................         32,079      1,238,249
  Nordstrom, Inc. ................................         27,036        612,365
  Norfolk Southern Corporation ...................         71,742      1,677,328
+ Nortel Networks Corporation ....................        708,515      1,027,347
  Northern Trust Corporation .....................         46,327      2,041,168
  Northrop Grumman Corporation ...................         22,728      2,841,000
+ Novell, Inc. ...................................         63,824        204,875
+ Novellus Systems, Inc. .........................         32,500      1,105,000


                                    12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (continued)

  Nucor Corporation ..............................         18,516    $ 1,204,281
  Occidental Petroleum Corporation ...............         70,329      2,109,167
+ Office Depot, Inc. .............................         63,258      1,062,734
  Omnicom Group Inc. .............................         40,297      1,845,603
+ Oracle Corporation .............................      1,136,785     10,765,354
  PACCAR Inc. ....................................         23,716      1,052,753
+ PG&E Corporation ...............................         73,377      1,312,715
+ PMC -- Sierra, Inc. ............................         43,454        402,819
  PNC Bank Corp. .................................         61,668      3,224,003
  PPG Industries, Inc. ...........................         33,287      2,060,465
  PPL Corporation ................................         26,892        889,587
+ Pactiv Corporation .............................         30,325        721,735
  Pall Corporation ...............................         21,803        452,412
+ Palm, Inc. .....................................        140,802        247,812
+ Parametric Technology Corporation ..............         46,865        167,730
  Parker-Hannifin Corporation ....................         23,288      1,112,934
  Paychex, Inc. ..................................         77,258      2,417,403
  Peoples Energy Corporation .....................          7,304        266,304
+ PeopleSoft, Inc. ...............................         60,422        899,079
  The Pepsi Bottling Group, Inc. .................         58,822      1,811,718
  PepsiCo, Inc. ..................................        360,588     17,380,342
  PerkinElmer, Inc. ..............................         25,284        279,388
  Pfizer Inc. ....................................      1,295,745     45,351,075
  Pharmacia Corporation ..........................        267,412     10,014,579
  Phelps Dodge Corporation .......................         21,688        893,546
  Philip Morris Companies Inc. ...................        446,618     19,508,274
  Phillips Petroleum Company .....................         78,550      4,625,024
  Pinnacle West Capital Corporation ..............         17,432        688,564
  Pitney Bowes Inc. ..............................         50,282      1,997,201
  Placer Dome Inc. ...............................         60,820        681,792
  Plum Creek Timber Company Inc. .................         32,900      1,010,030
+ Power-One, Inc. ................................         13,968         86,881
  Praxair, Inc. ..................................         36,823      2,097,806
  The Procter & Gamble Company ...................        268,698     23,994,731
  Progress Energy, Inc. ..........................         45,126      2,347,003
  The Progressive Corporation ....................         45,340      2,622,919
  Providian Financial Corporation ................         58,573        344,409
  Public Service Enterprise Group Incorporated ...         41,364      1,791,061
  Pulte Corporation ..............................         12,393        712,350
+ QLogic Corporation .............................         20,308        773,735
+ QUALCOMM Incorporated ..........................        158,080      4,345,619
+ Quintiles Transnational Corp. ..................         23,586        294,589
+ Qwest Communications International Inc. ........        340,245        952,686
  R.R. Donnelley & Sons Company ..................         21,625        595,769
  RadioShack Corporation .........................         36,898      1,109,154
+ Rational Software Corporation ..................         40,430        331,930
  Raytheon Company ...............................         78,474      3,197,815
+ Reebok International Ltd. ......................         12,187        359,516
  Regions Financial Corporation ..................         41,158      1,446,704
  Reliant Energy, Inc. ...........................         68,070      1,150,383
+ Robert Half International Inc. .................         31,311        729,546
  Rockwell Collins ...............................         32,415        888,819
  Rockwell International Corporation .............         32,415        647,652
  Rohm and Haas Company ..........................         40,403      1,635,917
  Rowan Companies, Inc. ..........................         25,772        552,809
  Royal Dutch Petroleum Company
  (NY Registered Shares) .........................        437,537     24,182,670
  Ryder System, Inc. .............................         12,474        337,921
  SAFECO Corporation .............................         24,522        757,485
  SBC Communications Inc. ........................        690,505     21,060,402
  SLM Corporation ................................         32,310      3,130,839
  SUPERVALU Inc. .................................         24,142        592,203
  SYSCO Corporation ..............................        141,900      3,862,518
+ Sabre Holdings Corporation .....................         26,373        944,153
+ Safeway Inc. ...................................        103,458      3,019,939
+ St. Jude Medical, Inc. .........................         19,297      1,425,083
  The St. Paul Companies, Inc. ...................         46,711      1,817,992
+ Sanmina Corporation ............................        107,763        679,985
  Sara Lee Corporation ...........................        161,841      3,340,398
  Schering-Plough Corporation ....................        298,825      7,351,095
  Schlumberger Limited ...........................        114,654      5,331,411
  Scientific-Atlanta, Inc. .......................         38,194        628,291
+ Sealed Air Corporation .........................         16,269        655,153
  Sears, Roebuck & Co. ...........................         69,118      3,753,107
  Sempra Energy ..................................         42,738        945,792
  The Sherwin-Williams Company ...................         28,092        840,794
+ Siebel Systems, Inc. ...........................         92,237      1,311,610
  Sigma-Aldrich Corporation ......................         15,123        758,418
  Simon Property Group, Inc. .....................         28,200      1,038,888
+ Skyworks Solutions, Inc. .......................            246          1,364
  Snap-On Incorporated ...........................         11,352        337,041
+ Solectron Corporation ..........................        156,912        965,009
  The Southern Company ...........................        135,723      3,718,810
  SouthTrust Corporation .........................         63,644      1,662,381
  Southwest Airlines Co. .........................        157,995      2,553,199
  Sprint Corporation .............................        182,881      1,940,367
+ Sprint Corp. (PCS Group) .......................        203,339        908,925
  The Stanley Works ..............................         17,543        719,438
+ Staples, Inc. ..................................         99,034      1,950,970
+ Starbucks Corporation ..........................         80,212      1,993,268
  Starwood Hotels & Resorts Worldwide, Inc. ......         44,468      1,462,553
  State Street Corporation .......................         69,623      3,112,148
  Stilwell Financial, Inc. .......................         41,305        751,751
  Stryker Corporation ............................         38,155      2,041,674
+ Sun Microsystems, Inc. .........................        652,856      3,270,809
  Sunoco, Inc. ...................................         21,185        754,822
  SunTrust Banks, Inc. ...........................         57,899      3,920,920
  Symbol Technologies, Inc. ......................         47,111        400,444
  Synovus Financial Corp. ........................         55,151      1,517,756
  T. Rowe Price Group Inc. .......................         24,724        812,925
  TECO Energy, Inc. ..............................         39,896        987,426
  The TJX Companies, Inc. ........................        112,448      2,205,105
+ TMP Worldwide Inc. .............................         27,239        585,639
  TRW Inc. .......................................         29,025      1,653,844
  TXU Corp. ......................................         58,522      3,016,809
  Target Corporation .............................        186,035      7,087,934
+ Tektronix, Inc. ................................         18,936        354,293
+ Tellabs, Inc. ..................................         84,487        533,958
  Temple-Inland, Inc. ............................         12,553        726,317
+ Tenet Healthcare Corporation ...................         68,958      4,933,945
+ Teradyne, Inc. .................................         41,332        971,302
  Texas Instruments Incorporated .................        357,872      8,481,566
  Textron, Inc. ..................................         25,514      1,196,607
+ Thermo Electron Corporation ....................         36,657        604,841
  Thomas & Betts Corporation .....................         11,967        222,586
  Tiffany & Co. ..................................         29,901      1,052,515
  Torchmark Corporation ..........................         24,456        934,219
+ Toys 'R' Us, Inc. .... .........................         49,997        873,448
  Transocean Inc. ................................         65,641      2,044,717
  Tribune Company ................................         57,942      2,520,477
  Tupperware Corporation .........................         11,933        248,087
  Tyco International Ltd. ........................        413,525      5,586,723
  U.S. Bancorp ...................................        393,365      9,185,073
  UST Inc. .......................................         32,635      1,109,590
  Unilever NV (NY Registered Shares) .............        114,557      7,423,294
  Union Pacific Corporation ......................         51,176      3,238,417
  Union Planters Corporation .....................         40,881      1,323,318
+ Unisys Corporation .............................         56,982        512,838
  United States Steel Corporation ................         27,422        545,424
  United Technologies Corporation ................         96,648      6,562,399
  UnitedHealth Group Incorporated ................         64,409      5,896,644
+ Univision Communications Inc. (Class A) ........         47,171      1,481,169
  Unocal Corporation .............................         47,374      1,749,996
  UnumProvident Corporation ......................         48,067      1,223,305
  V. F. Corporation ..............................         22,167        869,168
+ VERITAS Software Corporation ...................         77,881      1,541,265
  Verizon Communications .........................        560,928     22,521,259
+ Viacom, Inc. (Class B) .........................        365,363     16,211,156
  Visteon Corporation ............................         26,826        380,929
+ Vitesse Semiconductor Corporation ..............         41,237        130,309
  Vulcan Materials Company .......................         19,547        856,159
  W. W. Grainger, Inc. ...........................         18,245        914,074
  Wachovia Corporation ...........................        280,376     10,704,756
  Wal-Mart Stores, Inc. ..........................        918,655     50,535,212
  Walgreen Co. ...................................        208,524      8,055,282
  The Walt Disney Company ........................        420,147      7,940,778
  Washington Mutual, Inc. ........................        196,798      7,303,174
  Waste Management, Inc. .........................        129,414      3,371,235
+ Waters Corporation .............................         26,920        718,764
+ Watson Pharmaceuticals, Inc. ...................         20,381        515,028
+ Wellpoint Health Networks Inc. .................         31,806      2,474,825
  Wells Fargo Company ............................        351,722     17,607,203
  Wendy's International, Inc. ....................         22,572        899,043
  Weyerhaeuser Company ...........................         45,361      2,896,300


                                    14 & 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

  Master S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (concluded)

  Whirlpool Corporation ..........................         16,560 $   1,082,362
  The Williams Companies, Inc. ...................        121,186       725,904
  Winn-Dixie Stores, Inc. ........................         28,980       451,798
  Worthington Industries, Inc. ...................         17,567       317,963
  Wm. Wrigley Jr. Company ........................         46,470     2,572,115
  Wyeth ..........................................        271,899    13,921,229
  XL Capital Ltd. (Class A) ......................         29,105     2,465,194
  Xcel Energy, Inc. ..............................         90,402     1,516,042
+ Xilinx, Inc. ...................................         65,193     1,462,279
+ Xerox Corporation ..............................        148,402     1,034,362
+ YUM! Brands, Inc. ..............................         60,034     1,755,995
+ Yahoo! Inc. ....................................        113,099     1,669,341
+ Zimmer Holdings, Inc. ..........................         39,977     1,425,580
  Zions Bancorporation ...........................         21,402     1,115,044
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$2,034,758,810)--98.4%               1,870,363,378
================================================================================

                Face
               Amount         Short-Term Obligations
================================================================================
Commercial  $57,688,000   General Electric Capital Corp.,
Paper*                    1.98% due 7/01/2002                        57,681,654
================================================================================
            Total Short-Term Obligations
              (Cost--$57,681,654)--3.0%
================================================================================
            Total Investments (Cost--$2,092,440,464)--101.4%      1,928,045,032
            Variation Margin on Financial Futures
              Contracts**--(0.0%)                                      (123,430)
            Liabilities in Excess of Other Assets--(1.4%)           (26,380,614)
                                                                 --------------
            Net Assets--100.0%                                   $1,901,540,988
                                                                 ==============
================================================================================

 +   Non-income producing security.

++ All or a portion of security held as collateral in connection with open financial futures contracts.

 @   An affiliate of the Series.

 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

     See Notes to Financial Statements.

**   Financial futures contracts purchased as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
Number of                                  Expiration
Contracts             Issue                   Date                      Value
--------------------------------------------------------------------------------
   148         S&P 500 Stock Index        September 2002             $36,633,700
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$37,729,256)                                  $36,633,700
                                                                     ===========
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES   As of June 30, 2002
=======================================================================================================================
Assets:        Investments, at value (including securities loaned of $246,089,267)
               (identified cost--$2,092,440,464) ....................................                   $ 1,928,045,032
               Investments held as collateral for loaned securities, at value .......                       331,640,500
               Receivables:
                 Securities sold ....................................................  $     6,869,803
                 Contributions ......................................................        5,629,176
                 Dividends ..........................................................        2,553,306
                 Loaned securities ..................................................           49,268       15,101,553
                                                                                       ---------------
               Prepaid expenses .....................................................                            77,735
                                                                                                        ---------------
               Total assets .........................................................                     2,274,864,820
                                                                                                        ---------------
=======================================================================================================================
Liabilities:   Collateral on securities loaned, at value ............................                       331,640,500
               Payables:
                 Securities purchased ...............................................       32,699,534
                 Withdrawals ........................................................        8,569,108
                 Variation margin ...................................................          123,430
                 Investment adviser .................................................            7,540       41,399,612
                                                                                       ---------------
               Accrued expenses and other liabilities ...............................                           283,720
                                                                                                        ---------------
               Total liabilities ....................................................                       373,323,832
                                                                                                        ---------------
=======================================================================================================================
Net Assets:    Net assets ...........................................................                   $ 1,901,540,988
                                                                                                        ===============
=======================================================================================================================
Net Assets     Investors' capital ...................................................                   $ 2,067,031,976
Consist of:    Unrealized depreciation on investments--net ..........................                      (165,490,988)
                                                                                                        ---------------
               Net assets ...........................................................                   $ 1,901,540,988
                                                                                                        ===============
=======================================================================================================================

                See Notes to Financial Statements.


                                    16 & 17

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES        For the Six Months Ended June 30, 2002
===================================================================================================================
Investment          Dividends (net of $78,432 foreign withholding tax) ...........                   $   14,012,051
Income:             Interest .....................................................                          511,499
                    Securities lending--net ......................................                           60,777
                                                                                                     --------------
                    Total income .................................................                       14,584,327
                                                                                                     --------------
===================================================================================================================
Expenses:           Accounting services ..........................................  $      187,874
                    Professional fees ............................................          50,242
                    Investment advisory fees .....................................          49,376
                    Custodian fees ...............................................          35,235
                    Trustees' fees and expenses ..................................          14,146
                    Printing and shareholder reports .............................           2,550
                    Other ........................................................          34,688
                                                                                    --------------
                    Total expenses ...............................................                          374,111
                                                                                                     --------------
                    Investment income--net .......................................                       14,210,216
                                                                                                     --------------
===================================================================================================================
Realized &          Realized loss from:
Unrealized Loss       Investments--net ...........................................     (31,130,935)
On Investments &      Foreign currency transactions--net .........................            (177)     (31,131,112)
Foreign Currency                                                                    --------------
Transactions--Net   Change in unrealized appreciation/depreciation on
                    investments--net .............................................                     (273,417,746)
                                                                                                     --------------
                    Total realized and unrealized loss on investments and foreign
                    currency transactions--net ...................................                     (304,548,858)
                                                                                                     --------------
                    Net Decrease in Net Assets Resulting from Operations .........                   $ (290,338,642)
                                                                                                     ==============
===================================================================================================================

                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six         For the
MASTER                                                                                 Months Ended       Year Ended
S&P 500                                                                                  June 30,        December 31,
INDEX SERIES        Increase (Decrease) in Net Assets:                                     2002              2001
=======================================================================================================================
Operations:         Investment income--net .........................................  $    14,210,216   $    23,558,016
                    Realized loss on investments--net ..............................      (31,131,112)      (28,757,480)
                    Change in unrealized appreciation/depreciation on
                    investments--net ...............................................     (273,417,746)     (207,282,579)
                                                                                      ---------------   ---------------
                    Net decrease in net assets resulting from operations ...........     (290,338,642)     (212,482,043)
                                                                                      ---------------   ---------------
=======================================================================================================================
Net Capital         Proceeds from contributions ....................................      621,269,880       976,860,074
Contributions:      Fair value of withdrawals ......................................     (322,886,903)     (585,512,826)
                                                                                      ---------------   ---------------
                    Net increase in net assets derived from capital contributions ..      298,382,977       391,347,248
                                                                                      ---------------   ---------------
=======================================================================================================================
Net Assets:         Total increase in net assets ...................................        8,044,335       178,865,205
                    Beginning of period ............................................    1,893,496,653     1,714,631,448
                                                                                      ---------------   ---------------
                    End of period ..................................................  $ 1,901,540,988   $ 1,893,496,653
                                                                                      ===============   ===============
=======================================================================================================================

                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                         For the Six
MASTER              The following ratios have been       Months Ended               For the Year Ended December 31,
S&P 500             derived from information provided      June 30,       --------------------------------------------------
INDEX SERIES        in the financial statements.            2002             2001         2000          1999        1998
============================================================================================================================
Total Investment                                             (13.28%)++      (11.97%)           --           --           --
Return:                                                   ==========      ==========    ==========   ==========   ==========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement .....        .04%*           .05%          .07%         .07%         .10%
Net Assets:                                               ==========      ==========    ==========   ==========   ==========
                    Expenses ...........................        .04%*           .05%          .07%         .07%         .10%
                                                          ==========      ==========    ==========   ==========   ==========
                    Investment income--net .............       1.44%*          1.29%         1.16%        1.33%        1.56%
                                                          ==========      ==========    ==========   ==========   ==========
============================================================================================================================
Supplemental        Net assets, end of period
Data:               (in thousands) .....................  $1,901,541      $1,893,497    $1,714,631   $1,690,336   $1,118,220
                                                          ==========      ==========    ==========   ==========   ==========
                    Portfolio turnover .................        .72%           3.21%         9.71%       29.91%       25.97%
                                                          ==========      ==========    ==========   ==========   ==========
============================================================================================================================

 *   Annualized

++   Aggregate total investment return.

     See Notes to Financial Statements.


                                    18 & 19

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash as collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S') or its affiliates. As of June 30, 2002, the Trust lent securities with a value of $99,287,475 to MLPF&S. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $99,661,408 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $231,979,092 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended



                                    20 & 21

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

June 30, 2002, QA Advisors received $27,920 in securities lending agent fees.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2002, the Series reimbursed FAM $21,167 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $324,407,180 and $13,802,490, respectively.

Net realized losses for the six months ended June 30, 2002 and net unrealized losses as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                   Realized        Unrealized
                                                    Losses           Losses
--------------------------------------------------------------------------------
Long-term investments ........................   $ (25,056,654)   $(164,395,432)
Financial futures contracts ..................      (6,074,281)      (1,095,556)
Foreign currency transactions ................            (177)              --
                                                 -------------    -------------
Total ........................................   $ (31,131,112)   $(165,490,988)
                                                 =============    =============
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $164,395,432, of which $193,603,757 related to appreciated securities and $357,999,189 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $2,092,440,464.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawal and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The series pays a commitment fee of .09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.


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[LOGO] Merrill Lynch  Investment Managers

                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #Index 4--6/02